Net investment (expense) income	12 Months Ended
Dec. 31, 2021
Gains (losses) on financial instruments [abstract]
Net investment (expense)/income	Net investment (expense)/income

Accounting for net investment income
Dividends are recognised when the right to receive the dividend has been established. Other accounting policies relating to net investment income are set out in Note 12 and Note 14.

	2021	2020	2019
	£m	£m	£m
Net (losses)/gains from financial assets mandatorily at fair value	(116)	(39)	218
Net gains from disposal of debt instruments at fair value through other comprehensive income	248	251	454
Net gains/(losses) from disposal of financial assets and liabilities measured at amortised cost[a]	22	(128)	(38)
Dividend income	—	—	—
Net losses on other investments[b]	(234)	(205)	(214)
Net investment (expense)/income	(80)	(121)	420
Notes
aIncluded within the 2021 balance are gains of £25m relating to the sale of municipal bonds . Included within the 2020 balance are losses of £115m relating to partial redemption of contingent capital note.
bBarclays has amended the presentation of the premium paid for purchased financial guarantees which are embedded in notes it issues directly to the market. From 2020 onwards, the full note coupon is presented as interest expense within net interest income. The financial guarantee element of the coupon had previously been recognised in net investment income. The comparative of £25m in 2019 has not been restated.